Supplement Dated July 21, 2014
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

In the section entitled “Summary Overview of Each Fund” for the Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Dynamic Risk Advantage – Diversified Fund, and Curian Dynamic Risk Advantage – Growth Fund, under “Performance,” please:

•	add the following paragraph after the last paragraph in the section:

Effective July 1, 2014, the Dow Jones-UBS Commodity Index family, owned by UBS was rebranded as the “Bloomberg Commodity Index Family.” Bloomberg LP replaced Dow Jones as the index administrator, and Bloomberg is now responsible for the methodology, calculation, distribution, and licensing.  The rebranding does not in any way affect the investment objectives or principal investment strategies of the Fund, which remain unchanged, or the manner in which the Fund is managed.

•	delete “Dow Jones-UBS Commodity Index” from the Average Annual Total Returns table and replace with “Bloomberg Commodity TR USD Index.”

In the section entitled “More About the Funds,” under “Benchmarks” for the Curian Guidance – Institutional Alt 100 – Growth Fund, Curian Guidance – Real Assets Fund, and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, please delete references to “Dow Jones-UBS Commodity Index” and replace with “Bloomberg Commodity TR USD Index.”

This supplement is dated July 21, 2014.

Supplement Dated July 21, 2014
To The Statement of Additional Information
Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

On page 68, in the section “Trustees and Officers of the Trust,” please add the following row under the sub-heading “Officers” in the table:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
William P. Harding (39) 1 Corporate Way Lansing, MI 48951	Vice President (05/2014 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Investment Officer of JNAM (7/2014 to present); Vice President of Curian Capital, LLC (2/2013 to present);Vice President of JNAM (10/2012 to 6/2014); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (5/2014 to present); Vice President of other Investment Companies advised by JNAM (11/2012 to present); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012); Director of Research, Morningstar Investment Services (1/2007 to 08/2011)

This supplement is dated July 21, 2014.